Sep. 25, 2017
SUPPLEMENT DATED DECEMBER 1, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity product(s).

All changes are effective immediately.

In the section "Summary Overview of Each Fund," sub-section "Principal Investment Strategies," for the JNL/Vanguard U.S. Stock Market Index Fund, please delete the first and second paragraphs and the bulleted list in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Admiral Class shares of a diversified group of other Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are a part of the Vanguard U.S. Stock Index Large-Capitalization Funds, Vanguard U.S. Stock Index Small-Capitalization Funds, and Vanguard U.S. Stock Index Mid-Capitalization Funds ("Vanguard Funds").  Not all Funds of the Vanguard Funds are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•	Vanguard Value Index Fund Admiral Shares;
•	Vanguard Growth Index Fund Admiral Shares;
•	Vanguard Large-Cap Index Fund Admiral Shares;
•	Vanguard Total Stock Market Index Fund Admiral Shares;
•	Vanguard Small-Cap Index Fund Admiral Shares; and
•	Vanguard Mid-Cap Index Fund Admiral Shares.

In the section "Summary Overview of Each Fund," sub-section "Principal Investment Strategies," for the JNL/Vanguard U.S. Stock Market Index Fund, please delete fifth paragraph in the entirety and replace with the following:

Each Underlying Fund employs an indexing investment approach designed to passively track the performance of an index. Each of the Vanguard Value Index Fund, Vanguard Growth Index Fund, Vanguard Large-Cap Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund attempt to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index. The Vanguard Total Stock Market Index Fund invests by sampling the relevant index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

In the section "Summary Overview of Each Fund," sub-section "Principal Investment Strategies," for the JNL/Vanguard International Stock Market Index Fund, please delete the first and second paragraphs and the bulleted list in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in shares of a diversified group of other Funds ("Underlying Funds").  The Underlying Funds in which the Fund may invest are a part of the Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Small-Cap Index Fund, Vanguard International Stock Index Funds, Vanguard Developed Markets Index Fund, and Vanguard Total International Stock Index Fund ("Vanguard Funds").  Not all Funds of the Vanguard Funds are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

Under normal circumstances, the Fund will allocate its assets to the following Underlying Funds:

•	Vanguard Developed Markets Index Fund Admiral Shares;
•	Vanguard FTSE All-World ex-US Index Fund Admiral Shares;
•	Vanguard European Stock Index Fund Admiral Shares;
•	Vanguard Pacific Stock Index Fund Admiral Shares;
•	Vanguard Emerging Markets Stock Index Fund Admiral Shares;
•	Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares; and
•	Vanguard Total International Stock Index Fund Admiral Shares.

In the section "Summary Overview of Each Fund," sub-section "Principal Investment Strategies," for the JNL/Vanguard International Stock Market Index Fund, please delete the sixth paragraph in the entirety and replace with the following the following:

Each of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Total International Stock Index Fund employ an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in an index.